REGULATORY FEES	12 Months Ended
Dec. 31, 2025
REGULATORY FEES
REGULATORY FEES
NOTE 21 — REGULATORY FEES

	12/31/2025	12/31/2024
Current
Research and Development - R&D and Energy Efficiency - EE	517,261	455,880
CDE Quota	159,475	127,734
RGR Quota	10,290	125,103
Compensation for the Use of Water Resources	149,006	45,441
PROINFA Quota	32,905	43,643
Electricity Service Inspection Fee	17,628	22,266
	886,565	820,067
Non-current
Research and Development - R&D and Energy Efficiency - EE	688,574	942,348
	688,574	942,348
	1,575,139	1,762,415
21.1 – Research and Development – R&D
Law No. 9,991/2000 establishes that electricity concessionaires are required to invest in research and development (R&D), aimed at technological improvement of the sector, in an amount equivalent to 1% of net operating revenue (NOR), allocated as follows:
i.0.40% to R&D projects;
ii.0.40% to the Fundo Nacional de Desenvolvimento Científico e Tecnológico (FNDCT); and
iii.0.20% to the Empresa de Pesquisa Energética (EPE).
Furthermore, pursuant to Law No. 14,120/2021, ANEEL, through Dispatch No. 904/2021 and Normative Resolution No. 929/2021, required the transfer to the Energy Development Account (CDE) of the uncommitted balances related to R&D program obligations as of August 31, 2020. ANEEL also established that 30% of the monthly R&D obligation must be allocated to the CDE, corresponding to a monthly remittance of 0.12% to the CDE, leaving 0.28% available for R&D projects.
21.2 - Global Reversal Reserve – RGR
The contribution to the Global Reversion Reserve (RGR) is the responsibility of public‑service electricity concessionaires, through a fee known as the “reversion and expropriation charge,” of up to 2.5% of the concessionaires’ and permit holders’ investments, limited to 3% of annual revenue. This fee is recognized as a component of the concessionaires’ cost of service. Transmission concessionaires awarded through auctions as of September 12, 2012, as well as transmission and generation concessionaires whose agreements were renewed under Law No. 12,783/2013, are exempt from this charge.
21.3 - Financial Compensation for the Use of Water Resources – CFURH
The financial compensation for the use of water resources for electricity generation was established by the 1988 Federal Constitution and corresponds to a rate of 7% applied to the amount of hydroelectric energy produced, measured in megawatt‑hours, multiplied by the updated reference tariff (TAR) set by ANEEL.
21.4 - Energy Development Account (CDE)
The Energy Development Account (CDE), established by Law No. 10,438/2002, is a sectoral charge designed to promote the country’s energy development. Its financial and operational management is carried out by the Electric Energy Trading Chamber (CCEE). The CDE is funded through annual quotas set by ANEEL and paid by agents that supply electricity to end consumers, in addition to other sources established in regulation. The CDE finances public‑policy programs such as tariff discounts for low‑income, rural and irrigation consumers, electricity generation in isolated systems through the CCC, concession indemnities, tariff moderation initiatives and support for the competitiveness of domestic coal.
21.5 - Incentive Program for Alternative Energy Sources (PROINFA)
PROINFA is a Federal Government program established under Law No. 10,438 of April 2002 to support the development of projects aimed at diversifying the Brazilian energy matrix and promoting alternative sources of electricity. The program seeks region‑specific solutions for the use of renewable energy sources.
Accounting Policy
The Company recognizes as obligations to collect sectoral charges calculated based on gross revenue for the financial period, in accordance with the percentages established by the laws. In the income statement, sector charges are presented in net revenue as reductions in gross revenue.